CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income	$ 4,720	$ 4,448	$ 5,625
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,938	1,892	1,817
Pension income and funding	(410)	(385)	(418)
Loss on assets held for sale	0	78	0
Gain on disposal of property	0	0	(129)
Deferred income taxes	334	325	(288)
Changes in operating assets and liabilities:
Accounts receivable	92	205	71
Material and supplies	(24)	(6)	(18)
Accounts payable and other	220	(107)	(191)
Other current assets	(123)	0	85
Other operating activities, net	302	249	411
Net cash provided by operating activities	7,049	6,699	6,965
Investing activities
Property additions	(3,658)	(3,549)	(3,187)
Business acquisitions and combinations	0	0	(390)
Proceeds from disposal of property	0	0	129
Other investing activities, net	(55)	(58)	(20)
Net cash used in investing activities	(3,713)	(3,607)	(3,468)
Financing activities
Issuance of debt	1,965	3,483	2,554
Repayment of debt	(446)	(1,038)	(250)
Change in commercial paper, net	(612)	(1,381)	908
Settlement of foreign exchange forward contracts on debt	3	120	38
Issuance of common shares for stock options exercised	56	41	49
Withholding taxes remitted on the net settlement of equity settled awards	(9)	(52)	(51)
Repurchase of common shares	(2,059)	(2,600)	(4,551)
Purchase of common shares for settlement of equity settled awards	(5)	(5)	(4)
Purchase of common shares by Share Trusts	(56)	(50)	(28)
Dividends paid	(2,208)	(2,138)	(2,071)
Net cash used in financing activities	(3,371)	(3,620)	(3,406)
Effect of foreign exchange fluctuations on cash, cash equivalents, restricted cash, and restricted cash equivalents	(3)	5	(1)
Net increase (decrease) in cash, cash equivalents, restricted cash, and restricted cash equivalents	(38)	(523)	90
Cash, cash equivalents, restricted cash, and restricted cash equivalents, beginning of year	401	924	834
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of year	363	401	924
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents, end of year	350	389	475
Restricted cash and cash equivalents, end of year	13	12	449
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of year	363	401	924
Supplemental cash flow information
Interest paid	(979)	(926)	(776)
Income taxes paid	$ (935)	$ (1,221)	$ (1,197)